INCOME AND MINING TAXES - Changes in net deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME AND MINING TAXES
Net deferred income and mining tax liabilities - beginning of year	$ 1,089,520	$ 1,036,061
Income and mining tax impact recognized in net income	168,109	190,098
Income tax impact recognized in other comprehensive income and equity	(11,169)	(3,542)
Net deferred income and mining tax liabilities - end of year	3,970,301	1,089,520
TMAC Resources Inc.
INCOME AND MINING TAXES
Deferred income tax assets (liability) acquired on business combinations		$ (133,097)
Kirkland
INCOME AND MINING TAXES
Deferred income tax assets (liability) acquired on business combinations	$ 2,723,841